Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Common Class A [Member]
Ordinary stock, par value	$ 0.0005	$ 0.0005
Ordinary stock, shares authorized	960,000,000	960,000,000
Ordinary stock, shares issued	4,457,854	189,452
Ordinary stock, shares outstanding	4,457,854	189,452
Common Class B [Member]
Ordinary stock, par value	$ 0.0005	$ 0.0005
Ordinary stock, shares authorized	40,000,000	40,000,000
Ordinary stock, shares issued	61,310	61,310
Ordinary stock, shares outstanding	61,310	61,310